Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Consolidated Statements of Cash Flows [Abstract]
Fair value of assets acquired, cash portion	$ 6,501	$ 3,405